Share Capital (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2019 GBP (£) vote_per_share £ / shares shares	Jun. 30, 2018 GBP (£) £ / shares shares
Authorised share capital [Abstract]
Number of shares authorised (in shares)	60,000,000,000
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02
Share capital, shares authorized, value | £	£ 1,200	£ 1,200
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	54,425,327	49,804,145
Share capital | £	£ 1,089	£ 996
Restricted period of time for share transfers (in days)	180 days
Conversion ratio of ordinary shares	1
Number of shares issued (in shares)	4,621,182	0
Class A ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	18,599,985	4,703,980
Share capital | £	£ 372	£ 94
Class B ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	23,696,345	28,822,625
Share capital | £	£ 474	£ 576
Restricted period of time for share transfers (in days)	180 days
Number of votes per share | vote_per_share	10
Class C ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	12,128,997	16,277,540
Share capital | £	£ 243	£ 326
Number of votes per share | vote_per_share	1
18 Month Anniversary | Class B ordinary shares
Number of shares issued [Abstract]
Percentage limitation of share transfer	25.00%
18 Month Anniversary | Class C ordinary shares
Number of shares issued [Abstract]
Percentage limitation of share transfer	25.00%
Third Anniversary | Class B ordinary shares
Number of shares issued [Abstract]
Percentage limitation of share transfer	40.00%
Fifth Anniversary | Class B ordinary shares
Number of shares issued [Abstract]
Percentage limitation of share transfer	60.00%